JPMorgan Active China ETF
Schedule of Portfolio Investments as of July 31, 2023
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Active China ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.4%
Automobile Components — 1.5%
Fuyao Glass Industry Group Co. Ltd., Class A	35,400	187,909
Banks — 9.8%
China Construction Bank Corp., Class H	568,000	331,064
China Merchants Bank Co. Ltd., Class H	106,000	527,109
Ping An Bank Co. Ltd., Class A	117,500	202,916
Postal Savings Bank of China Co. Ltd., Class H (a)	307,000	189,265
		1,250,354
Beverages — 6.0%
Kweichow Moutai Co. Ltd., Class A	2,000	527,849
Wuliangye Yibin Co. Ltd., Class A	9,000	228,592
		756,441
Broadline Retail — 7.4%
Alibaba Group Holding Ltd. *	48,800	623,634
JD.com, Inc., Class A	15,100	312,624
		936,258
Chemicals — 3.7%
Skshu Paint Co. Ltd., Class A *	9,940	114,093
Wanhua Chemical Group Co. Ltd., Class A	25,700	352,280
		466,373
Consumer Staples Distribution & Retail — 1.3%
Yifeng Pharmacy Chain Co. Ltd., Class A	30,800	163,922
Electrical Equipment — 1.1%
Hongfa Technology Co. Ltd., Class A	28,100	136,606
Electronic Equipment, Instruments & Components — 3.2%
BOE Technology Group Co. Ltd., Class A	414,400	245,518
Sunny Optical Technology Group Co. Ltd.	16,600	162,748
		408,266
Entertainment — 3.6%
NetEase, Inc.	20,800	453,031
Food Products — 3.9%
Angel Yeast Co. Ltd., Class A	24,700	128,206
Anjoy Foods Group Co. Ltd., Class A	5,800	125,435
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	61,900	248,616
		502,257
Gas Utilities — 1.7%
ENN Energy Holdings Ltd.	18,200	221,217
Health Care Equipment & Supplies — 2.0%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	6,200	257,277
Health Care Providers & Services — 2.3%
Aier Eye Hospital Group Co. Ltd., Class A	46,901	132,333
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	16,000	161,445
		293,778

JPMorgan Active China ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hotels, Restaurants & Leisure — 4.8%
H World Group Ltd., ADR *	3,175	152,527
Meituan * (a)	24,000	458,163
		610,690
Household Durables — 5.1%
Haier Smart Home Co. Ltd., Class H	94,600	311,091
Jason Furniture Hangzhou Co. Ltd., Class A *	24,400	154,877
Oppein Home Group, Inc., Class A	12,100	182,283
		648,251
Independent Power and Renewable Electricity Producers — 2.0%
China Yangtze Power Co. Ltd., Class A	85,100	255,786
Insurance — 5.4%
China Pacific Insurance Group Co. Ltd., Class H	84,800	228,614
Ping An Insurance Group Co. of China Ltd., Class H	62,000	451,778
		680,392
Interactive Media & Services — 11.3%
Kanzhun Ltd., ADR *	9,169	171,277
Tencent Holdings Ltd.	27,400	1,259,336
		1,430,613
Life Sciences Tools & Services — 1.4%
Wuxi Biologics Cayman, Inc. * (a)	30,500	176,009
Machinery — 3.1%
Jiangsu Hengli Hydraulic Co. Ltd., Class A	25,200	253,102
Zhuzhou CRRC Times Electric Co. Ltd., Class A *	4,200	26,488
Zhuzhou CRRC Times Electric Co. Ltd., Class H	27,300	108,834
		388,424
Media — 1.6%
Focus Media Information Technology Co. Ltd., Class A	195,800	204,379
Metals & Mining — 1.1%
Baoshan Iron & Steel Co. Ltd., Class A	150,400	135,237
Oil, Gas & Consumable Fuels — 1.9%
China Petroleum & Chemical Corp., Class H	440,000	246,416
Pharmaceuticals — 1.8%
Asymchem Laboratories Tianjin Co. Ltd., Class A	7,800	136,166
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	13,500	94,645
		230,811
Real Estate Management & Development — 1.8%
KE Holdings, Inc. *	12,946	225,519
Semiconductors & Semiconductor Equipment — 5.9%
Flat Glass Group Co. Ltd., Class H	81,000	242,455
Hangzhou First Applied Material Co. Ltd., Class A	29,820	146,144
LONGi Green Energy Technology Co. Ltd., Class A	32,400	135,755
Montage Technology Co. Ltd., Class A	27,513	223,066
		747,420

JPMorgan Active China ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — 3.4%
Hundsun Technologies, Inc., Class A	40,800	235,172
Kingdee International Software Group Co. Ltd. *	112,000	196,455
		431,627
Textiles, Apparel & Luxury Goods — 1.3%
Shenzhou International Group Holdings Ltd.	16,200	171,960
Total Common Stocks (Cost $12,701,776)		12,617,223
Short-Term Investments — 0.1%
Investment Companies — 0.1%
JPMorgan Prime Money Market Fund Class IM, 5.43% (b) (c)(Cost $17,360)	17,357	17,360
Total Investments — 99.5% (Cost $12,719,136)		12,634,583
Other Assets Less Liabilities — 0.5%		63,641
NET ASSETS — 100.0%		12,698,224

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2023.

JPMorgan Active China ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Automobile Components	$—	$187,909	$—	$187,909
Banks	—	1,250,354	—	1,250,354
Beverages	—	756,441	—	756,441
Broadline Retail	—	936,258	—	936,258
Chemicals	—	466,373	—	466,373
Consumer Staples Distribution & Retail	—	163,922	—	163,922
Electrical Equipment	—	136,606	—	136,606
Electronic Equipment, Instruments & Components	—	408,266	—	408,266

JPMorgan Active China ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Entertainment	$—	$453,031	$—	$453,031
Food Products	—	502,257	—	502,257
Gas Utilities	—	221,217	—	221,217
Health Care Equipment & Supplies	—	257,277	—	257,277
Health Care Providers & Services	—	293,778	—	293,778
Hotels, Restaurants & Leisure	152,527	458,163	—	610,690
Household Durables	—	648,251	—	648,251
Independent Power and Renewable Electricity Producers	—	255,786	—	255,786
Insurance	—	680,392	—	680,392
Interactive Media & Services	171,277	1,259,336	—	1,430,613
Life Sciences Tools & Services	—	176,009	—	176,009
Machinery	—	388,424	—	388,424
Media	—	204,379	—	204,379
Metals & Mining	—	135,237	—	135,237
Oil, Gas & Consumable Fuels	—	246,416	—	246,416
Pharmaceuticals	94,645	136,166	—	230,811
Real Estate Management & Development	225,519	—	—	225,519
Semiconductors & Semiconductor Equipment	—	747,420	—	747,420
Software	—	431,627	—	431,627
Textiles, Apparel & Luxury Goods	—	171,960	—	171,960
Total Common Stocks	643,968	11,973,255	—	12,617,223
Short-Term Investments
Investment Companies	17,360	—	—	17,360
Total Investments in Securities	$661,328	$11,973,255	$—	$12,634,583
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2023
Security Description	Value at March 15, 2023(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2023	Shares at July 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.43% (b) (c)	$—	$11,197,116	$11,179,164	$(592)	$—	$17,360	17,357	$2,993	$—

(a)	Commencement of operations was March 15, 2023.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2023.